OTHER REQUIRED DISCLOSURES (Statement of cash flows) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of additional information [Abstract]
Inventories		$ (186,409)	$ (540,162)	$ (151,263)
Receivables and others		8,652	(108,257)	488
Trade receivables		(123,388)	(303,114)	(161,670)
Other liabilities		17,138	40,230	89,032
Trade payables		55,430	46,333	61,040
Increase (decrease) in working capital	[1]	(228,577)	(864,970)	(162,373)
Tax accrued (Note 11)		369,435	336,882	411,528
Taxes paid		(523,801)	(610,325)	(229,196)
Income tax accruals less payments, total		(154,366)	(273,443)	182,332
Interest accrued (Note 10)		131,172	114,583	89,971
Interest paid		(144,186)	(95,099)	(77,272)
Interest accruals less payments, total		$ (13,014)	$ 19,484	$ 12,699

[1]	The working capital is impacted by non-cash movement of $(216.6) million as of December 31, 2018 $(70.0) million and $(73.8) million as of December 31, 2017 and 2016, respectively) due to the variations in the exchange rates used by subsidiaries with functional currencies different from the U.S. dollar.